Goodwill impairment (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill impairment
Schedule of changes in carrying amount of goodwill

E-Commerce Segment
RMB
Balance at January 1, 2022
Goodwill	397,904
Accumulated impairment loss	—
397,904
Goodwill disposed during the year	(48,423)
Balance at December 31, 2022
Goodwill	349,481
Accumulated impairment loss	(13,155)
336,326
Goodwill acquired during the year	11,350
Balance at December 31, 2023
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464